Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Colterpoint Net Lease Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Colterpoint Net Lease Real Estate ETF
Class Name	Colterpoint Net Lease Real Estate ETF
Trading Symbol	NETL
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Colterpoint Net Lease Real Estate ETF for the period of March 1, 2026 to August 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://netleaseetf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://netleaseetf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Colterpoint Net Lease Real Estate ETF	$30	0.60%
[1]
Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 54,868,825
Holdings Count | $ / shares	23
Advisory Fees Paid, Amount	$ 152,992
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$54,868,825
Number of Holdings	23
Net Advisory Fee	$152,992
Portfolio Turnover	7%
30-Day SEC Yield	5.45%
30-Day SEC Yield Unsubsidized	5.45%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of August 31, 2026)

Top Holdings	(% of Net Assets)
NNN REIT, Inc.	8.1%
Realty Income Corp.	8.0%
Agree Realty Corp.	7.8%
WP Carey, Inc.	7.5%
VICI Properties, Inc.	7.3%
LXP Industrial Trust	4.7%
Broadstone Net Lease, Inc.	4.1%
EPR Properties	4.1%
NETSTREIT Corp.	4.0%
Four Corners Property Trust, Inc.	4.0%
Sector Breakdown (% of Net Assets)

Updated Prospectus Web Address	https://netleaseetf.com/

[1]
*	Annualized